Crypto Assets - Schedule of Condensed Consolidated Statements of Operations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
BTC [Member]
Schedule of Condensed Consolidated Statements of Operations [Line Items]
Beginning Balance: Crypto assets, on January 1, 2025	$ 6,268
Crypto assets on December 31, 2025	3,808
Addition of crypto assets	1,411
Disposition of crypto assets	(3,286)
Unrealized gain on crypto assets	(585)
USDT [Member]
Schedule of Condensed Consolidated Statements of Operations [Line Items]
Beginning Balance: Crypto assets, on January 1, 2025	416
Crypto assets on December 31, 2025	90
Addition of crypto assets	90
Disposition of crypto assets	(416)
Unrealized gain on crypto assets
Others [Member]
Schedule of Condensed Consolidated Statements of Operations [Line Items]
Beginning Balance: Crypto assets, on January 1, 2025	221
Crypto assets on December 31, 2025	61
Addition of crypto assets
Disposition of crypto assets	(160)
Unrealized gain on crypto assets